SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ / shares in Units, shares in Millions			12 Months Ended
	Oct. 14, 2023	Sep. 18, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill			$ 1,404,486
Revenue			6,900,000	7,900,000
Net loss			$ 8,600,000	$ 8,600,000
Loss per share			$ 0.99	$ 1.91
Federal insured limit			$ 250,000
Advertising expense			$ 89,000	$ 39,000
Number of shares outstanding			$ 0.007	$ 0.007
Amortization of intangible assets			$ 16,528	$ 0
Research and development expenses			$ 1,467,936	1,378,624
Previously Reported [Member]
Goodwill	$ 1,149,000
Net working capital	1,167,000
Acquisition costs	$ 811,000
Revision of Prior Period, Adjustment [Member] | Selling, General and Administrative Expenses [Member]
Reclassified patent expenses and annuity costs				$ 236,000
Village O aks [Member]
Business Combination, Consideration Transferred		$ 3,500,000
Payments to Acquire Businesses, Gross		$ 2,500,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		564,972
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 1,000,000
Goodwill		$ 1,404,000